Fees Summary	Sep. 11, 2025 shares
Fees Summary [Line Items]
Narrative Disclosure	The prospectus for the Capital One Multi-asset Execution Trust Class A(2025-1) Card series notes to which this Exhibit 107 relates is a final prospectus for the related offering. The maximum aggregate amount of such Class A(2025-1) notes is $750,000,000.
Narrative - Max Aggregate Offering Amount	750,000,000
Final Prospectus	true